UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02351

Western Asset Income Fund
(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET INCOME FUND

FORM N-Q

SEPTEMBER 30, 2011

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 93.0%
CONSUMER DISCRETIONARY — 7.1%
Automobiles — 1.6%
Daimler Finance NA LLC, Senior Notes	3.875%	9/15/21	$800,000	$780,422	(a)
Escrow GCB General Motors	8.250%	7/15/23	2,710,000	27,100	(b)(c)
Ford Motor Credit Co., LLC, Senior Notes	5.000%	5/15/18	690,000	666,482
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	560,000	557,023
Total Automobiles				2,031,027
Hotels, Restaurants & Leisure — 0.2%
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	180,000	202,500
Media — 4.5%
Comcast Cable Holdings LLC	9.800%	2/1/12	375,000	385,118
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,093,605
Comcast Corp., Notes	6.450%	3/15/37	120,000	138,046
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	191,798
News America Inc., Senior Notes	6.550%	3/15/33	545,000	591,250
News America Inc., Senior Notes	7.750%	12/1/45	130,000	158,014
TCI Communications Inc.	8.750%	8/1/15	160,000	195,063
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	520,000	665,430
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	530,000	691,151
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	755,011
United Business Media Ltd., Notes	5.750%	11/3/20	640,000	683,854	(a)
WPP Finance UK, Senior Notes	8.000%	9/15/14	180,000	203,721
Total Media				5,752,061
Multiline Retail — 0.3%
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	400,000	427,234
Specialty Retail — 0.5%
Gap Inc., Senior Notes	5.950%	4/12/21	730,000	686,629
TOTAL CONSUMER DISCRETIONARY				9,099,451
CONSUMER STAPLES — 3.7%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	302,922
Food & Staples Retailing — 0.7%
Delhaize Group, Senior Notes	6.500%	6/15/17	290,000	338,981
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	530,000	580,908	(a)
Total Food & Staples Retailing				919,889
Food Products — 0.1%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	150,000	169,758
Tobacco — 2.7%
Altria Group Inc., Senior Notes	4.750%	5/5/21	410,000	424,092
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	300,000	351,452
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	270,000	321,417
Lorillard Tobacco Co., Senior Notes	7.000%	8/4/41	320,000	339,604
Philip Morris International Inc., Senior Notes	6.875%	3/17/14	490,000	556,066
Reynolds American Inc., Senior Notes	7.250%	6/1/12	1,360,000	1,413,719
Total Tobacco				3,406,350
TOTAL CONSUMER STAPLES				4,798,919
ENERGY — 16.8%
Energy Equipment & Services — 0.6%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	486,214
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	240,000	274,777
Total Energy Equipment & Services				760,991
Oil, Gas & Consumable Fuels — 16.2%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	550,662
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	35,000	39,264
Apache Corp.	6.900%	9/15/18	100,000	126,663
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	236,417
Apache Corp., Senior Notes	5.100%	9/1/40	80,000	89,248
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	101,914
Arch Coal Inc., Senior Notes	7.000%	6/15/19	260,000	247,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels — continued
ConocoPhillips, Notes	6.500%	2/1/39	$810,000	$1,074,100
ConocoPhillips, Senior Notes	6.000%	1/15/20	310,000	379,540
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	368,895
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	380,000	532,166
Duke Capital LLC, Senior Notes	6.250%	2/15/13	800,000	845,694
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,324,140
Enbridge Energy Partners LP	9.875%	3/1/19	120,000	159,089
Enbridge Energy Partners LP, Senior Notes	4.200%	9/15/21	270,000	267,010
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	170,000	210,450
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	348,409
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	599,756
EOG Resources Inc., Senior Notes	5.875%	9/15/17	540,000	636,881
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,587,931
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	342,139
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,262,286
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	530,000	543,596
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000	310,000	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	435,447
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	2,635,000	2,826,038
Petrobras International Finance Co., Global Notes	5.875%	3/1/18	879,000	915,364
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	700,000	724,500
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	600,000	486,000	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	340,659
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	326,616	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	76,000	88,911
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	60,000	72,029
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	986,000	1,288,887
Total Oil, Gas & Consumable Fuels				20,687,701
TOTAL ENERGY				21,448,692
FINANCIALS — 38.3%
Capital Markets — 5.8%
GFI Group Inc., Senior Notes	8.375%	7/19/18	470,000	437,100	(a)
Goldman Sachs Capital I, Capital Securities	6.345%	2/15/34	555,000	502,584
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	880,000	545,600	(d)(e)
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	40,000	42,349
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	268,130
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	510,000	503,123
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	554,278
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	585,436
Jefferies Group Inc., Senior Notes	5.125%	4/13/18	240,000	224,761
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	480,000	117,600	(a)(b)(f)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	620,000	151,900	(a)(b)(f)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	1,250,000	0	(a)(b)(c)(f)(g)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	300,000	290,863
Merrill Lynch & Co. Inc., Senior Notes, Medium-Term Notes	6.050%	8/15/12	400,000	403,672
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	1,000,000	891,969
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	320,000	247,946
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	99,206
Morgan Stanley, Senior Notes	6.000%	5/13/14	860,000	870,913
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	90,572
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	480,000	507,922
Total Capital Markets				7,335,924
Commercial Banks — 11.2%
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	585,000	321,750	(d)(e)
Banco Mercantil del Norte SA, Subordinated Bonds	6.135%	10/13/16	750,000	742,500	(a)(d)
BankAmerica Capital III, Junior Subordinated Notes	0.819%	1/15/27	215,000	133,319	(d)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	480,000	441,600	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	480,000	432,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks — continued
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	$240,000	$253,939	(a)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	600,000	562,280
BNP Paribas, Senior Notes	5.000%	1/15/21	400,000	391,606
BPCE SA, Subordinated Bonds	12.500%	9/30/19	361,000	350,278	(a)(d)(e)
CIT Group Inc., Secured Notes	5.250%	4/1/14	370,000	357,975	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	5.250%	5/24/41	570,000	624,681
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,050,000	826,875	(a)(d)(e)
Glitnir Banki HF, Notes	6.330%	7/28/11	400,000	104,000	(a)(b)(f)(h)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	210,000	0	(a)(b)(c)(e)(f)(g)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	680,000	0	(a)(b)(c)(f)(g)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	560,000	336,000	(a)(d)(e)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	1,350,000	1,120,500	(d)
HSBC Holdings PLC, Senior Notes	5.100%	4/5/21	250,000	257,438
Intesa Sanpaolo SpA, Senior Notes	6.500%	2/24/21	790,000	701,836	(a)
Landsbanki Islands HF	7.431%	10/19/17	730,000	0	(a)(b)(c)(e)(f)(g)
Mizuho Financial Group Cayman Ltd.	5.790%	4/15/14	550,000	593,195	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	510,000	435,795	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	858,000	1,031,745	(a)(d)(e)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	1,095,000	1,023,931	(a)(d)(e)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,260,000	819,000	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	70,000	66,262
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	510,000	474,897
Societe Generale, Senior Notes	5.200%	4/15/21	690,000	599,109	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/14/11	1,120,000	918,400	(d)(e)
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	450,000	438,499
Total Commercial Banks				14,359,410
Consumer Finance — 4.8%
Ally Financial Inc., Senior Notes	7.500%	12/31/13	1,551,000	1,574,265
Ally Financial Inc., Senior Notes	8.300%	2/12/15	370,000	365,837
Ally Financial Inc., Senior Notes	8.000%	11/1/31	728,000	638,820
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	182,910
American Express Co., Senior Notes	8.125%	5/20/19	220,000	277,665
American Express Co., Subordinated Debentures	6.800%	9/1/66	370,000	358,438	(d)
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	260,847
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	610,000	640,500
HSBC Finance Corp., Senior Subordinated Notes	6.676%	1/15/21	1,300,000	1,277,669	(a)
SLM Corp., Medium-Term Notes	8.000%	3/25/20	590,000	582,446
Total Consumer Finance				6,159,397
Diversified Financial Services — 12.1%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	750,000	731,250	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	150,000	127,522	(d)(e)
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	73,529
Bank of America Corp., Senior Notes	5.625%	7/1/20	30,000	27,632
Bank of America Corp., Senior Notes	5.000%	5/13/21	520,000	463,920
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	154,000	165,274
Capital One Capital VI	8.875%	5/15/40	190,000	192,799
Citigroup Inc., Senior Notes	6.375%	8/12/14	620,000	656,406
Citigroup Inc., Senior Notes	5.500%	10/15/14	270,000	280,516
Citigroup Inc., Senior Notes	6.010%	1/15/15	210,000	223,185
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,280,000	1,546,010
Citigroup Inc., Senior Notes	8.125%	7/15/39	450,000	539,411
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	550,000	465,248
General Electric Capital Corp., Notes	5.300%	2/11/21	1,710,000	1,773,956
General Electric Capital Corp., Senior Notes	5.900%	5/13/14	600,000	655,934

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services — continued
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	$1,120,000	$1,260,721
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	600,000	564,000	(d)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	790,000	584,600	(a)(d)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	190,000	190,950
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	472,350
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	112,995
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	186,200
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	80,000	80,000	(a)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	600,000	602,250	(a)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	787,251
JPMorgan Chase Capital XXV, Junior Subordinated Notes	6.800%	10/1/37	1,000,000	1,003,634
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	381,483
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,440,000	1,267,200	(a)(d)
Total Diversified Financial Services				15,416,226
Insurance — 4.2%
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	480,000	427,200	(d)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	80,000	55,400
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	91,691
ASIF Global Financing XIX	4.900%	1/17/13	30,000	30,369	(a)
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	223,913
Dai-ichi Life Insurance Co., Ltd., Subordinated Notes	7.250%	7/25/21	250,000	245,865	(a)(d)(e)
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	195,080
ING Capital Funding Trust III, Junior Subordinated Bonds	3.969%	12/31/11	1,470,000	1,099,408	(d)(e)
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/15/37	300,000	262,500	(a)
Liberty Mutual Group, Senior Notes	5.750%	3/15/14	270,000	281,283	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,160,000	1,028,210
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	366,775	(d)
Prudential Holdings LLC, Bonds, FSA-Insured	7.245%	12/18/23	260,000	307,094	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	400,000	490,175	(a)
Willis North America Inc., Senior Notes	5.625%	7/15/15	230,000	250,045
Total Insurance				5,355,008
Real Estate Investment Trusts (REITs) — 0.1%
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	130,000	136,119
Thrifts & Mortgage Finance — 0.1%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	160,000	154,142
TOTAL FINANCIALS				48,916,226
HEALTH CARE — 3.3%
Health Care Equipment & Supplies — 0.2%
Hospira Inc., Senior Notes	6.050%	3/30/17	210,000	242,200
Health Care Providers & Services — 3.1%
Aetna Inc., Senior Notes	6.500%	9/15/18	240,000	288,003
HCA Inc., Senior Notes	6.250%	2/15/13	930,000	942,787
HCA Inc., Senior Notes	5.750%	3/15/14	65,000	63,375
Humana Inc.	8.150%	6/15/38	190,000	257,016
Humana Inc., Senior Notes	6.450%	6/1/16	220,000	248,979
Tenet Healthcare Corp., Senior Secured Notes	9.000%	5/1/15	682,000	719,510
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	732,000	792,390
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	300,000	317,250
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	35,823
WellPoint Inc., Notes	5.875%	6/15/17	290,000	331,731
Total Health Care Providers & Services				3,996,864
TOTAL HEALTH CARE				4,239,064

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS — 4.7%
Aerospace & Defense — 1.2%
Esterline Technologies Corp., Senior Notes	7.000%	8/1/20	$750,000	$770,625
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	660,000	674,025
Total Aerospace & Defense				1,444,650
Airlines — 2.2%
American Airlines 2011-2 Pass-Through Trust, Secured Notes	8.625%	10/15/21	500,000	492,500
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	223,608	223,608
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	140,848	142,256
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	209,422	217,798
Continental Airlines Inc., Senior Secured Notes	7.256%	3/15/20	178,958	186,116
Delta Air Lines, Pass-Through Trust, Senior Secured Notes	7.750%	12/17/19	289,797	304,287
Delta Air Lines, Secured Notes	4.950%	5/23/19	374,558	363,183
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	114,727	111,859
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	280,000	287,000	(a)
United Air Lines Inc., Senior Secured Notes	12.000%	11/1/13	340,000	344,250	(a)
United Airlines, Pass-Through Trust, Pass-Through Certificates, Secured Notes	9.750%	1/15/17	124,508	136,336
Total Airlines				2,809,193
Commercial Services & Supplies — 0.4%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	148,397
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	369,907
Total Commercial Services & Supplies				518,304
Industrial Conglomerates — 0.2%
United Technologies Corp., Senior Notes	6.125%	2/1/19	200,000	245,255
Machinery — 0.7%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	918,410
Road & Rail — 0.0%
Asciano Finance Ltd., Senior Notes	4.625%	9/23/20	30,000	29,235	(a)
TOTAL INDUSTRIALS				5,965,047
INFORMATION TECHNOLOGY — 0.8%
IT Services — 0.7%
Electronic Data Systems Corp., Notes	7.450%	10/15/29	420,000	518,420
Mantech International Corp., Senior Notes	7.250%	4/15/18	320,000	316,800
Total IT Services				835,220
Semiconductors & Semiconductor Equipment — 0.1%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	131,229
TOTAL INFORMATION TECHNOLOGY				966,449
MATERIALS — 4.7%
Chemicals — 0.8%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,007,698
Metals & Mining — 3.3%
Barrick Gold Financeco LLC, Senior Notes	6.125%	9/15/13	250,000	273,267
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	290,000	280,312
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	1,090,000	1,169,025
Novelis Inc., Senior Notes	8.750%	12/15/20	250,000	245,000
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	888,207
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	153,000
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,148,000	1,238,231
Total Metals & Mining				4,247,042
Paper & Forest Products — 0.6%
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	278,943
Georgia-Pacific Corp., Debentures	9.500%	12/1/11	325,000	328,631

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products — continued
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	$150,000	$156,000
Total Paper & Forest Products				763,574
TOTAL MATERIALS				6,018,314
TELECOMMUNICATION SERVICES — 8.0%
Diversified Telecommunication Services — 6.2%
AT&T Corp., Senior Notes	8.000%	11/15/31	9,000	12,557
AT&T Inc., Global Notes	6.550%	2/15/39	1,230,000	1,456,667
AT&T Inc., Senior Notes	5.350%	8/15/41	500,000	538,309
British Telecommunications PLC, Bonds	9.875%	12/15/30	330,000	477,425
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	160,000	176,168
Embarq Corp., Notes	7.082%	6/1/16	330,000	341,604
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	257,441
Qwest Corp., Debentures	6.875%	9/15/33	1,000,000	945,000
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	390,000	371,844
Telecom Italia Capital SpA, Senior Notes	7.200%	7/18/36	20,000	18,283
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	630,000	618,358
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	780,000	726,451
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	130,000	123,445
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	100,000	99,927
Verizon Communications Inc., Senior Notes	8.950%	3/1/39	720,000	1,112,005
Verizon Global Funding Corp., Senior Notes	5.850%	9/15/35	570,000	669,062
Total Diversified Telecommunication Services				7,944,546
Wireless Telecommunication Services — 1.8%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	884,000
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	300,000	333,005
Sprint Capital Corp., Global Notes	6.900%	5/1/19	330,000	283,800
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	910,000	790,562
Total Wireless Telecommunication Services				2,291,367
TOTAL TELECOMMUNICATION SERVICES				10,235,913
UTILITIES — 5.6%
Electric Utilities — 3.9%
Duke Energy Corp., Senior Notes	6.300%	2/1/14	500,000	554,341
EEB International Ltd., Senior Bonds	8.750%	10/31/14	260,000	265,200	(a)
Enersis SA, Notes	7.400%	12/1/16	452,000	529,859
FirstEnergy Corp., Notes	6.450%	11/15/11	3,000	3,016
FirstEnergy Corp., Notes	7.375%	11/15/31	110,000	135,668
IPALCO Enterprises Inc., Senior Secured Notes	5.000%	5/1/18	1,280,000	1,171,200	(a)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	140,000	167,094
PNPP II Funding Corp.	9.120%	5/30/16	1,396,000	1,528,103
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	638,082
Total Electric Utilities				4,992,563
Gas Utilities — 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	170,000	190,683	(a)
Independent Power Producers & Energy Traders — 0.1%
Energy Future Holdings Corp., Senior Notes	5.550%	11/15/14	120,000	73,800
Multi-Utilities — 1.5%
CenterPoint Energy Inc.	6.850%	6/1/15	1,150,000	1,321,589
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	250,000	333,221
DTE Energy Co.	6.350%	6/1/16	260,000	299,425
Total Multi-Utilities				1,954,235
TOTAL UTILITIES				7,211,281
TOTAL CORPORATE BONDS & NOTES (Cost — $117,227,075)				118,899,356
ASSET-BACKED SECURITIES — 1.0%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	70,000	75,063	(a)
Education Funding Capital Trust, 2004-1 A5	1.722%	6/15/43	300,000	278,250	(c)(d)
Hertz Vehicle Financing LLC, 2009-2A A1	4.260%	3/25/14	490,000	507,964	(a)
Hertz Vehicle Financing LLC, 2009-2X A2	5.290%	3/25/16	100,000	108,923	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SLM Student Loan Trust, 2011-A A3	2.729%	1/15/43	$330,000	$327,527	(a)(d)
TOTAL ASSET-BACKED SECURITIES (Cost — $1,269,552)				1,297,727
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.145%	9/25/37	253,937	236,535	(d)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.150%	9/25/37	257,412	250,421	(d)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $506,853)				486,956
MUNICIPAL BONDS — 0.5%
Illinois — 0.5%
Illinois State, GO	5.665%	3/1/18	310,000	333,690
Illinois State, GO	5.877%	3/1/19	310,000	330,872
TOTAL MUNICIPAL BONDS (Cost — $620,000)				664,562
SOVEREIGN BONDS — 1.2%
Canada — 0.8%
Quebec Province	7.970%	7/22/36	650,000	1,053,305	(d)
India — 0.2%
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	200,000	166,000	(a)(d)
Mexico — 0.0%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	24,000	29,520
Russia — 0.2%
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	200,000	204,000	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	45,090	50,667	(a)(d)
Total Russia				254,667
TOTAL SOVEREIGN BONDS (Cost — $1,211,942)				1,503,492
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.2%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Debentures (Cost - $214,886)	0.000%	10/9/19	350,000	266,121

			SHARES
COMMON STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.2%
General Motors Co.			10,855	219,054	*
INDUSTRIALS — 0.0%
Building Products — 0.0%
Nortek Inc.			1,208	22,952	*
TOTAL COMMON STOCKS (Cost — $961,533)				242,006

PREFERRED STOCKS — 1.8%
FINANCIALS — 1.8%
Commercial Banks — 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		4,500	119,250
Consumer Finance — 0.7%
GMAC Capital Trust I	8.125%		47,925	874,631
Diversified Financial Services — 0.9%
Citigroup Capital XII	8.500%		20,825	522,708	(d)
Citigroup Capital XIII	7.875%		22,900	604,789	(d)
Total Diversified Financial Services				1,127,497
Thrifts & Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		96,825	193,650	*(d)
Federal National Mortgage Association (FNMA)	8.250%		11,700	22,230	*(d)
Total Thrifts & Mortgage Finance				215,880
TOTAL PREFERRED STOCKS (Cost — $3,896,682)				2,337,258

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

September 30, 2011

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS — 0.2%
General Motors Co.		7/10/16	9,868	$114,864	*
General Motors Co.		7/10/19	9,868	78,253	*
TOTAL WARRANTS (Cost — $1,026,492)				193,117
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $126,935,015)				125,890,595

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government Agencies — 0.2%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.090 - 0.120%	1/10/12	$213,000	212,988	(i)(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	1/17/12	3,000	3,000	(i)(j)
Total U.S. Government Agencies (Cost — $215,933)				215,988
Repurchase Agreements — 0.1%
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/11; Proceeds at maturity - $207,001; (Fully collateralized by U.S. government agency obligations, 0.440% due 8/28/12; Market value - $211,140) (Cost - $207,000)	0.040%	10/3/11	207,000	207,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $422,933)				422,988
TOTAL INVESTMENTS — 98.8% (Cost — $127,357,948#)				126,313,583
Other Assets in Excess of Liabilities — 1.2%				1,496,013
TOTAL NET ASSETS — 100.0%				$127,809,596

*                    Non-income producing security.

(a)              Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)             Illiquid security.

(c)              Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)             Variable rate security.  Interest rate disclosed is as of the most recent information available.

(e)              Security has no maturity date.  The date shown represents the next call date.

(f)                The coupon payment on these securities is currently in default as of September 30, 2011.

(g)             Value is less than $1.

(h)             The maturity principal is currently in default as of September 30, 2011.

(i)                 Rate shown represents yield-to-maturity.

(j)                 All or a portion of this security is held at the broker as collateral for open futures contracts.

#                   Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO            - General Obligation

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund seeks high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$118,872,256	$27,100	$118,899,356
Asset-backed securities	—	1,297,727	—	1,297,727
Collateralized mortgage obligations	—	486,956	—	486,956
Municipal bonds	—	664,562	—	664,562
Sovereign bonds	—	1,503,492	—	1,503,492
U.S. government & agency obligations	—	266,121	—	266,121
Common stocks	$242,006	—	—	242,006
Preferred stocks	2,337,258	—	—	2,337,258
Warrants	193,117	—	—	193,117
Total long-term investments	$2,772,381	$123,091,114	$27,100	$125,890,595
Short-term investments†	—	422,988	—	422,988
Total investments	$2,772,381	$123,514,102	$27,100	$126,313,583
Other financial instruments:
Futures contracts	16,613	—	—	16,613
Total	$2,788,994	$123,514,102	$27,100	$126,330,196

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$152,999	—	—	$152,999

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES
Balance as of December 31, 2010	$0	*
Accrued premiums/discounts	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)(1)	—
Net purchases (sales)	—
Transfers into Level 3	27,100
Transfers out of Level 3	—

Balance as of September 30, 2011	$27,100
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2011(1)	$—

* Value is less than $1.

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty

Notes to Schedule of Investments (unaudited) (continued)

defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,116,005
Gross unrealized depreciation	(11,160,370)
Net unrealized depreciation	$(1,044,365)

At September 30, 2011, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	1	12/11	$142,503	$158,625	$16,122
Contracts to Sell:
U.S. Treasury 2-Year Notes	2	12/11	440,775	440,406	369
U.S. Treasury 5-Year Notes	32	12/11	3,919,622	3,919,500	122
U.S. Treasury 10-Year Notes	49	12/11	6,339,513	6,374,594	(35,081)
U.S. Treasury 30-Year Bonds	18	12/11	2,449,332	2,567,250	(117,918)
					(152,508)
Net unrealized loss on open futures contracts					$(136,386)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2011.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$16,613	$(152,999)	$(136,386)

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,632,989
Futures contracts (to sell)	10,854,426

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: November 22, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Principal Financial and Accounting Officer

Date: November 22, 2011